6 - Intangible Assets - Amortization Expense (Details) (USD $)	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 20,100
2015	20,100
2016	20,100
2017	20,100
2018	$ 20,100